Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Income Per Share

The following table provides a reconciliation of the numerator and denominator used for basic and diluted earnings per unit (in thousands, except units and per unit data):

	Year Ended December 31,
	2024	2023	2022
Net income	$80,249	$58,089	$32,729
Weighted average common units outstanding	7,710,656	5,100,000	1,000
Basic and diluted earnings per unit	$10.41	$11.39	$32,729